Segment information (Details Narrative) - Customer [member]	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue percentage	83.00%	89.00%
Accounts receivable and other receivables percentage	65.00%	78.00%